Accumulated other comprehensive income (loss), net of tax (Changes in Each Component of AOCI) (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2024	Sep. 30, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period		¥ 10,431,187
Less: reclassification adjustments for losses (gains) included in net income		(20,920)
Change during period		18,873	¥ 217,532
Balance at end of period		10,863,804	10,224,772
Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	[1]	984,578	649,395
Change during period	[1]	17,586	216,308
Balance at end of period	[1]	1,002,164	865,702
Net unrealized gains (losses) on available-for-sale securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period		2,061	(31,084)
Unrealized gains (losses) during period		(7,526)	2,603
Less: reclassification adjustments for losses (gains) included in net income		(2,560)	(4,346)
Change during period		(10,085)	(1,743)
Balance at end of period		(8,024)	(32,827)
Foreign currency translation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period		467,864	227,660
Foreign currency translation adjustments during period		33,302	241,136
Less: reclassification adjustments for losses (gains) included in net income		(3,038)	0
Change during period		30,264	241,136
Balance at end of period		498,128	468,795
Defined benefit plan adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period		499,663	423,677
Unrealized gains (losses) during period		6,261	1,784
Less: reclassification adjustments for losses (gains) included in net income		(15,611)	(12,530)
Change during period		(9,350)	(10,746)
Balance at end of period		490,313	412,931
Accumulated Own Credit Risk Adjustment Including Portion Attributable to Noncontrolling Interest
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period		14,990	29,142
Unrealized gains (losses) during period		6,467	(13,133)
Less: reclassification adjustments for losses (gains) included in net income		290	794
Change during period		6,757	(12,339)
Balance at end of period		¥ 21,747	¥ 16,803

[1]	The amounts that have been reclassified out of Accumulated other comprehensive income (loss), net of tax into net income are presented in Note 8 “Accumulated other comprehensive income (loss), net of tax.”